Fair Values - Schedule of Financial Instruments Measured at Fair Value (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Assets	$ 1,678,043,055	$ 1,592,855,622
Liabilities	1,373,573,830	1,317,638,103
Other financial assets [member]
Disclosure of fair value measurement of assets [line items]
Assets	13,332,551	11,021,219
Other debt securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	90,126,580	28,505,749
Financial assets pledged as collateral [member]
Disclosure of fair value measurement of assets [line items]
Assets	23,184,348	25,179,908
Fair value level 1 [member]
Disclosure of fair value measurement of assets [line items]
Total	71,036,139	45,977,626
Fair value level 1 [member] | Government securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	48,196,411	34,973,924
Fair value level 1 [member] | Corporate Securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,127,047	2,496,545
Fair value level 1 [member] | Other financial assets [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,442,031	4,167,088
Fair value level 1 [member] | Other debt securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,230,419	913,191
Fair value level 1 [member] | Financial assets pledged as collateral [member]
Disclosure of fair value measurement of assets [line items]
Assets	12,051,320	3,072,506
Fair value level 1 [member] | Investments in Equity Investments [member]
Disclosure of fair value measurement of assets [line items]
Assets	64,585	354,372
Fair value level 1 [member] | Liabilities at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Liabilities	75,674
Fair value level 2 [member]
Disclosure of fair value measurement of assets [line items]
Total	184,094,418	201,262,760
Fair value level 2 [member] | Argentine central bank's bills and notes [member]
Disclosure of fair value measurement of assets [line items]
Assets	181,567,431	193,695,730
Fair value level 2 [member] | Government securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,980,000	1,375,652
Fair value level 2 [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,247,078	827,053
Fair value level 2 [member] | Other financial assets [member]
Disclosure of fair value measurement of assets [line items]
Assets	12,038	47,177
Fair value level 2 [member] | Other debt securities [member]
Disclosure of fair value measurement of assets [line items]
Assets		5,403,864
Fair value level 2 [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Liabilities	712,129	86,716
Fair value level 3 [member]
Disclosure of fair value measurement of assets [line items]
Assets	8,838,664	12,758,791	$ 24,109,033
Total	8,838,664	12,758,791
Fair value level 3 [member] | Government securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,727,808	303,042	10,670,072
Fair value level 3 [member] | Corporate Securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	338,201	1,747,930	379,876
Fair value level 3 [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Assets		2,440,882	1,912,183
Fair value level 3 [member] | Other financial assets [member]
Disclosure of fair value measurement of assets [line items]
Assets	5,585,306
Fair value level 3 [member] | Financial assets pledged as collateral [member]
Disclosure of fair value measurement of assets [line items]
Assets			2,120,733
Fair value level 3 [member] | Investments in Equity Investments [member]
Disclosure of fair value measurement of assets [line items]
Assets	$ 1,187,349	$ 8,266,937	$ 9,026,169